Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Taxes Textual [Abstract]
Valuation allowance for deferred tax assets increased/decreased												$ 10,000,000	$ 600,000
Adjustment in deferred tax assets related to prior periods												1,600,000
Adjustment in valuation allowance related to prior period												3,900,000
Adjustment in deferred tax liabilities related to prior periods												2,300,000
Reconciliation of unrecognized tax benefits												3,968,000	5,000	4,000
Research and development tax credits		3,651,000				2,617,000						3,651,000	2,617,000
Amount of accrued interest and penalty												100,000
Income tax examination first year												2009
Income tax examination second year												2010
Income tax provision	111,000	608,000	85,000	206,000	115,000	1,157,000	(261,000)	87,000	99,000	343,000	406,000	1,014,000	1,082,000	(381,000)
Actual tax rates	44.10%									37.75%		6.00%	17.00%	1.00%
Net operating loss carry forward component of deferred tax assets	37,400,000	6,992,000				3,603,000				37,400,000		6,992,000	3,603,000
Federal research and development credit [Member]
Income Taxes Textual [Abstract]
Deferred tax asset		900,000										900,000
United States [Member]
Income Taxes Textual [Abstract]
Net operating loss carryforwards		12,900,000										12,900,000
Net operating loss carryforwards will begin to expire												beginning in 2030 for federal
Research and development tax credits		2,100,000										2,100,000
Federal credit carry forward will begin to expire												2029
United States [Member] | Capital Loss Carryforward [Member]
Income Taxes Textual [Abstract]
Capital loss carrforwards for income tax purpose		3,600,000										3,600,000
Capital loss carryforwards expiry year		2014										2014
California [Member]
Income Taxes Textual [Abstract]
Net operating loss carryforwards		12,300,000										12,300,000
Net operating loss carryforwards will begin to expire												beginning in 2031 for California
Research and development tax credits		1,100,000										1,100,000
California [Member] | Capital Loss Carryforward [Member]
Income Taxes Textual [Abstract]
Capital loss carrforwards for income tax purpose		$ 3,600,000										$ 3,600,000
Capital loss carryforwards expiry year		2014										2014
Maximum [Member]
Income Taxes Textual [Abstract]
Company's tax year												2012
Minimum [Member]
Income Taxes Textual [Abstract]
Company's tax year												2005